Investment Contract Liabilities - Summary of Movement in Investment Contract Liabilities Measured at Fair Value (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	$ 3,104
Ending balance	3,288	$ 3,104
Fair value [Member]
Disclosure of Investment Contract Liabilities [line items]
Beginning balance	789	782
New policies	180	66
Changes in market conditions	90	62
Redemptions, surrenders and maturities	(108)	(86)
Impact of changes in foreign exchange rates	(19)	(35)
Ending balance	$ 932	$ 789